LOANS RECEIVABLE - Schedule of Loans Receivable, Current And Non-Current (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable	$ 408,341	$ 476,620	$ 377,105
Loans receivable, non-current	56,800	0	10,259
Less: allowance for credit loss	(375)	0
Loans receivable, current and non-current	$ 464,766	$ 476,620	$ 387,364